As filed with the Securities and Exchange Commission on November 3, 2003.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-14

                                                            ----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /_X__/
                                                            ----
         Pre-Effective Amendment No. __                    /____/
                                                            ----
         Post-Effective Amendment No. _1__                 /____/

                        (Check appropriate box or boxes)

                           JOHN HANCOCK CAPITAL SERIES
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Huntington Avenue, Boston, Massachusetts 02199-7603
--------------------------------------------------------------------------------
                (Address of principal executive office) Zip Code

                                 (617) 375-1702
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                              Susan S. Newton, Esq.
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                                Boston, MA 02199
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 333-105449 and 811-1677).

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                           JOHN HANCOCK CAPITAL SERIES

                    STATEMENT OF INCORPORATION BY REFERENCE

Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 333-105449 and 811-1677, dated May 21, 2003, are incorporated by reference in their entirety herein.


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective Amendment No. 1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this PEA No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 3rd day of November, 2003.

                                       JOHN HANCOCK CAPITAL SERIES

                                       By:             *
                                           -----------------------------
                                           Maureen Ford Goldfarb
                                           Chairman, President and Chief Executive Officer

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration  has been signed below by the following  persons in the  capacities and on the dates indicated.


        Signature                             Title                                  Date
        ---------                             -----                                  ----

             *                     Chairman, President and Chief Executive Officer
-----------------------            (Principal Executive Officer)
Maureen Ford Goldfarb

             *                     Senior Vice President and Chief
-----------------------            Financial Officer
Richard A. Brown


/s/William H. King                 Senior Vice President, Treasurer             November 3, 2003
-----------------------            (Chief Accounting Officer)
William H. King

             *                             Trustee
-----------------------
Dennis S. Aronowitz

             *                             Trustee
-----------------------
John M. DeCiccio

             *                             Trustee
-----------------------
Richard P. Chapman, Jr.

             *                             Trustee
-----------------------
William J. Cosgrove

             *                             Trustee
-----------------------
Richard A. Farrell

             *                             Trustee
-----------------------
William F. Glavin

             *                             Trustee
-----------------------
Dr. John A. Moore

             *                             Trustee
-----------------------
Patti McGill Peterson

             *                             Trustee
-----------------------
John W. Pratt



*By: /s/Susan S. Newton                                                         November 3, 2003
    -------------------
     Susan S. Newton
     Attorney-in-Fact under
     Powers of Attorney dated
     June 23, 2001 and
     September 12, 2001 filed herewith.



John Hancock Capital Series                 John Hancock Strategic Series
John Hancock Declaration Trust              John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust        John Hancock World Fund
John Hancock Investors Trust                John Hancock Investment Trust II
John Hancock Equity Trust                   John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


                                POWER OF ATTORNEY
                                -----------------

         The undersigned Trustee/Officer of each of the above listed Trusts, each a Massachusetts business trust or Maryland corporation, does hereby severally constitute and appoint Susan S. Newton, WILLIAM h. KING, and AVERY P.
MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form
N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 12th day of September, 2001.



/s/Maureen R. Ford                                 /s/Gail D. Fosler
----------------------------                       -----------------
Maureen R. Ford, as Chairman                       Gail D. Fosler
and Chief Exective Officer

/s/John M. DeCiccio                                /s/William F. Glavin
----------------------------                       --------------------
John M. DeCiccio, as Trustee                       William F. Glavin

/s/Dennis S. Aronowitz                            /s/John A. Moore
----------------------                            ----------------
Dennis S. Aronowitz                               John A. Moore

/s/Richard P. Chapman, Jr.                        /s/Patti McGill Peterson
--------------------------                        ------------------------
Richard P. Chapman, Jr.                           Patti McGill Peterson

/s/William J. Cosgrove                            /s/John W. Pratt
----------------------                            ----------------
William J. Cosgrove                               John W. Pratt

/s/Richard A. Farrell
---------------------
Richard A. Farrell



Panel A
-------
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Declaration Trust                                   John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust                             John Hancock World Fund
John Hancock Investors Trust                                     John Hancock Investment Trust II
John Hancock Equity Trust                                        John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


Panel B
-------
John Hancock Bank and Thrift Opportunity Fund                    John Hancock Patriot Global Dividend Fund
John Hancock Bond Trust                                          John Hancock Patriot Preferred Dividend Fund
John Hancock California Tax-Free Income Fund                     John Hancock Patriot Premium Dividend Fund I
John Hancock Current Interest                                    John Hancock Patriot Premium Dividend Fund II
John Hancock Institutional Series Trust                          John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust                                    John Hancock Series Trust
John Hancock Cash Reserve, Inc.                                  John Hancock Tax-Free Bond Trust




                                POWER OF ATTORNEY
                                -----------------

         The undersigned Officer of each of the above listed Trusts, each a Massachusetts business trust, or Maryland Corporation, does hereby severally constitute and appoint SUSAN S. NEWTON, WILLIAM H. KING, AND AVERY P. MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the
Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 23rd day of June, 2001.



                                              /s/Richard A. Brown
                                              -------------------
                                              Richard A. Brown
                                              Chief Financial Officer